PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	At December 31,
	2012	2013

Prepaid expenses	$274	$1,135
Value added tax refundable	3,377	2,213
Interest receivables	350	462
Others	287	162
	$4,288	$3,972